FIRST INVESTORS LIFE SERIES FUNDS
110 Wall Street
New York, New York 10005
212-858-8000

May 4, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N. E.
Washington, D.C.  20549

Re:	First Investors Life Series Funds
File Nos. 002-98409 and 811-04325

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive forms of the statutory prospectus and statement of additional information used with respect to each series of First Investors Life Series Funds except First Investors Life Series High Yield Fund do not differ from those contained in Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on April 28, 2011.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.

Very truly yours,

/s/ Mary Carty

Mary Carty
Secretary of First Investors
Life Series Funds